Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Investment securities disclosures
Securities available-for-sale	3,323	3,320	2,987	3,546
Total investment securities	3,323	3,320	2,987	3,546